Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Loss from continuing operations	$ (9,458,538)	$ (5,862,065)	$ (3,857,800)
(Loss) income from discontinued operation	179,843	(2,223,731)	(3,400,513)
Net loss	(9,278,695)	(8,085,796)	(7,258,313)
Other comprehensive (loss) income
Foreign currency translation adjustment	(925,461)	2,207,220	(2,290,548)
Comprehensive loss	(10,204,156)	(5,878,576)	(9,548,861)
Less: Comprehensive loss attributable to non-controlling interests	(342,269)	(673,906)	(1,014,857)
Comprehensive loss attributable to EZGO Technologies Ltd.’s shareholders	$ (9,861,887)	$ (5,204,670)	$ (8,534,004)